Share-based compensation (Tables)	3 Months Ended
Mar. 31, 2020
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of awards, simulation inputs and outputs

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted	Average
						Risk-free		Average	Expected
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Fair Value	Exercise	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	@ grant date	Life	Method
Mar 12, 2013	22,118	$13.66	3 yrs.	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs.	Monte Carlo
Sep 1, 2014	5,595	$13.91	3 yrs.	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs.	Monte Carlo
Mar 6, 2015	37,797	$10.25	3 yrs.	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs.	Monte Carlo
Jan 15, 2016	205,519	$9.20	3 yrs.	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 - 5.0 yrs.	Monte Carlo
Apr 4, 2018	1,719,733	$7.40	3 yrs.	$7.40	0.00%	2.51%	40.59%	$2.67	4.25 yrs.	Black- Scholes
Mar 7, 2019	560,000	$5.10	3 yrs.	$5.10	0.00%	2.43%	43.65%	$2.00	4.5 yrs.	Black- Scholes
Mar 4, 2020	549,020	$5.25	3 yrs.	$5.25	0.00%	0.73%	46.42%	$2.04	4.5 yrs.	Black- Scholes

Schedule of changes in the Stocks

Changes in the SARs for the three months ended March 31, 2020 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2020	2,544,983	$7.14
SARs granted during the three months ended March 31, 2020	549,020	$5.25
SARs forfeited during the three months ended March 31, 2020	—	—
Balance as at March 31, 2020 (none of which are exercisable or convertible)	3,094,003	$6.80

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested SAR awards expected to be recognized through 2023 is set forth below:

Period	Total
2020(1)	1,152,530
2021	746,667
2022	435,556
2023	62,222
2,396,975
(1)	Nine-month period ending December 31, 2020.

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of awards, simulation inputs and outputs

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
January 2, 2019	176,659	2 years	$4.64
March 7, 2019	86,210	3 years	$5.10
May 28, 2019	59,237	1 year	$7.47
March 4, 2020	83,916	2 years	$5.25

Schedule of changes in the Stocks

Changes in the RSUs for the three months ended March 31, 2020 are set forth below:

		Weighted average fair
	No. of RSUs	value at grant date
Balance as at January 1, 2020	322,106	$5.28
RSUs granted during the three months ended March 31, 2020	83,916	$5.25
RSUs forfeited during the three months ended March 31, 2020	—	—
Balance as at March 31, 2020 (none of which are vested)	406,022	$5.27

Schedule of cost related to non-vested awards expected to be recognized

The total cost related to non-vested RSU awards expected to be recognized through 2023 is set forth below:

Period	Total
2020 (1)	611,054
2021	306,557
2022	184,426
2023	26,667
1,128,704
(1)	Nine-month period ending December 31, 2020.

Dividend equivalent rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of awards, simulation inputs and outputs

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service	Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period	Value	Yield	of Return	Volatility	Method
Nov 4 , 2019	1,146,517	2 yrs.	$0.49	2.93%	2.06%	30.22%	Monte Carlo

Schedule of changes in the Stocks

Changes in the DERs for the three months ended March 31, 2020 are set forth below:

		Weighted average fair
		value at grant
	No. of DERs	date
Balance as at January 1, 2020	1,146,517	$0.49
DERs granted during the three months ended March 31, 2020	—	—
DERs forfeited during the three months ended March 31, 2020	—	—
Balance as at March 31, 2020 (none of which are vested)	1,146,517	$0.49

Schedule of cost related to non-vested awards expected to be recognized

		Weighted average fair
		value at grant
	No. of DERs	date
Balance as at January 1, 2020	1,146,517	$0.49
DERs granted during the three months ended March 31, 2020	—	—
DERs forfeited during the three months ended March 31, 2020	—	—
Balance as at March 31, 2020 (none of which are vested)	1,146,517	$0.49

The total cost related to non-vested DER awards expected to be recognized through 2021 is set forth below:

Period	Total
2020 (1)	210,673
2021	234,081
444,754
(1)	Nine-month period ending December 31, 2020.